Derivative Financial Instruments - Offsetting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Cash collateral rehypothecated	$ 3	$ 7
Potential reduction in net position of total derivative liabilities	352	235
Potential reduction in net position of total derivative assets	352	235
Foreign Exchange Call Option
Derivative Financial Instruments
Realized gain (loss) on derivatives	(68)
Unrealized gain (loss) on derivatives		12
Fair value of derivatives	0	62
Other Receivables
Derivative Financial Instruments
Right to reclaim cash collateral	29	11
Accounts Payable
Derivative Financial Instruments
Obligation to return cash collateral	$ 3	$ 7